Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Included in voyage expenses – related party
Charter hire commissions (a)	$ 1,718	$ 1,719	$ 1,631
Included in general and administrative expenses – related party
Executive services fee (d)	638	613	603
Administrative services fee (e)	120	120	120
Management fees-related party
Management fees (a)	$ 6,023	$ 6,752	$ 6,537